INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
PRC statutory enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Different tax rate in other jurisdiction (as a percent)	(1.50%)	(18.20%)	(5.50%)
Effect of different tax rate for HNTE (as a percent)	(0.40%)	(21.90%)	(2.40%)
Effect of reduced tax rate (as a percent)		(2.80%)	(5.20%)
Transfer pricing settlement in 2011 (as a percent)		(6.20%)
Tax effect of permanent differences (as a percent)	0.30%	(0.40%)	0.00%
Effect of change in valuation allowance (as a percent)	(15.50%)	0.50%	0.80%
Unrecognized tax benefits (as a percent)			0.70%
Others (as a percent)	0.80%
Actual income tax rate (as a percent)	8.70%	(24.00%)	13.40%